Changes in Accounting Policies and Disclosures - Summary of impacts arising from the adoption of IFRS 16 (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2019 CNY (¥)
Assets
Increase in right-of-use assets	¥ 128,312
Decrease in property, plant and equipment	(94,416)
Decrease in prepayments for land use rights	(1,387)
Decrease in prepayments and other receivables	(403)
Increase in deferred tax assets	470
Increase in total assets	32,576
Liabilities
Increase in lease liabilities	109,306
Increase in provision for lease return costs for aircraft and engines	3,654
Decrease in obligations under finance leases	(77,427)
Decrease in other long-term liabilities	(1,115)
Decrease in deferred tax liabilities	(84)
Increase in total liabilities	34,334
Decrease in retained profits	(1,595)
Decrease in non-controlling interests	¥ (163)